Balanced Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.1%)
Communication Services (6.3%)
* Alphabet Inc. Class A	857,448	129,415
Meta Platforms Inc. Class A	169,212	82,166
		211,581
Consumer Discretionary (7.8%)
* Amazon.com Inc.	684,522	123,474
Home Depot Inc.	99,748	38,263
TJX Cos. Inc.	307,110	31,147
McDonald's Corp.	84,407	23,799
Lennar Corp. Class A	97,364	16,745
Tractor Supply Co.	60,142	15,740
DR Horton Inc.	90,894	14,957
		264,125
Consumer Staples (3.3%)
Procter & Gamble Co.	292,435	47,448
Pernod Ricard SA	135,550	21,943
Sysco Corp.	265,574	21,559
Unilever plc (XLON)	404,948	20,329
		111,279
Energy (2.9%)
Exxon Mobil Corp.	392,864	45,667
Phillips 66	106,236	17,353
Diamondback Energy Inc.	81,240	16,099
EQT Corp.	334,160	12,387
Chesapeake Energy Corp.	55,987	4,973
Shell plc	61,855	2,072
		98,551
Financials (9.8%)
JPMorgan Chase & Co.	265,309	53,141
Progressive Corp.	248,621	51,420
Morgan Stanley	393,667	37,068
Wells Fargo & Co.	616,760	35,747
S&P Global Inc.	79,397	33,779
American Express Co.	89,368	20,348
Intercontinental Exchange Inc.	126,949	17,447
Visa Inc. Class A	56,537	15,778
Mastercard Inc. Class A	32,427	15,616
KKR & Co. Inc.	148,466	14,933
Everest Group Ltd.	32,249	12,819
Nasdaq Inc.	148,520	9,372
Goldman Sachs Group Inc.	19,688	8,224

	Shares	Market Value ($000)
BlackRock Inc.	8,922	7,438
		333,130
Health Care (8.4%)
Merck & Co. Inc.	396,482	52,316
UnitedHealth Group Inc.	97,165	48,068
HCA Healthcare Inc.	139,083	46,388
AstraZeneca plc ADR	514,974	34,889
Danaher Corp.	127,778	31,909
Novartis AG (Registered)	284,974	27,602
Humana Inc.	43,444	15,063
Becton Dickinson & Co.	52,387	12,963
Daiichi Sankyo Co. Ltd.	401,000	12,759
Pfizer Inc.	140,671	3,904
		285,861
Industrials (5.4%)
Honeywell International Inc.	154,810	31,775
* Uber Technologies Inc.	307,521	23,676
* Boeing Co.	119,705	23,102
Fortive Corp.	259,726	22,342
Parker-Hannifin Corp.	34,321	19,075
Johnson Controls International plc	276,107	18,035
Deere & Co.	29,051	11,932
RTX Corp.	118,102	11,518
Northrop Grumman Corp.	16,377	7,839
Republic Services Inc.	37,159	7,114
Illinois Tool Works Inc.	21,129	5,670
		182,078
Information Technology (17.1%)
Microsoft Corp.	447,864	188,425
Apple Inc.	545,238	93,497
NVIDIA Corp.	55,997	50,597
Intel Corp.	820,993	36,263
Broadcom Inc.	22,936	30,400
KLA Corp.	43,405	30,321
Salesforce Inc.	97,901	29,486
Texas Instruments Inc.	162,796	28,361
Accenture plc Class A	64,381	22,315
* Advanced Micro Devices Inc.	116,374	21,004
Intuit Inc.	32,073	20,848
NXP Semiconductors NV	81,465	20,185
CDW Corp.	23,545	6,022
		577,724
Materials (1.2%)
Glencore plc	5,079,711	27,875
Anglo American plc	502,578	12,385
		40,260
Real Estate (0.8%)
Welltower Inc.	173,592	16,220
VICI Properties Inc.	317,986	9,473
		25,693
Utilities (2.1%)
Duke Energy Corp.	327,761	31,698
Exelon Corp.	762,561	28,650

			Shares	Market Value ($000)
American Electric Power Co. Inc.			116,985	10,072
				70,420
Total Common Stocks (Cost $1,577,564)				2,200,702
	Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.9%)
U.S. Government Securities (6.6%)
United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,500
United States Treasury Note/Bond	3.500%	9/15/25	1,860	1,825
United States Treasury Note/Bond	0.250%	10/31/25	22,365	20,827
United States Treasury Note/Bond	0.375%	12/31/25	890	826
United States Treasury Note/Bond	4.250%	12/31/25	675	670
United States Treasury Note/Bond	3.875%	1/15/26	3,600	3,548
United States Treasury Note/Bond	4.250%	1/31/26	3,400	3,373
United States Treasury Note/Bond	4.000%	2/15/26	11,610	11,465
United States Treasury Note/Bond	4.625%	2/28/26	3,300	3,297
United States Treasury Note/Bond	0.750%	3/31/26	210	195
United States Treasury Note/Bond	4.500%	7/15/26	70	70
United States Treasury Note/Bond	4.375%	8/15/26	7,000	6,973
United States Treasury Note/Bond	4.625%	9/15/26	2,600	2,606
United States Treasury Note/Bond	4.625%	11/15/26	7,876	7,902
United States Treasury Note/Bond	4.000%	1/15/27	1,473	1,456
United States Treasury Note/Bond	4.125%	2/15/27	9,506	9,426
United States Treasury Note/Bond	2.500%	3/31/27	439	416
United States Treasury Note/Bond	2.750%	7/31/27	1,192	1,132
United States Treasury Note/Bond	3.125%	8/31/27	650	624
United States Treasury Note/Bond	4.125%	9/30/27	9,497	9,423
United States Treasury Note/Bond	4.125%	10/31/27	10,200	10,119
United States Treasury Note/Bond	3.875%	11/30/27	2,140	2,106
United States Treasury Note/Bond	3.875%	12/31/27	738	726
United States Treasury Note/Bond	4.000%	2/29/28	3,202	3,165
United States Treasury Note/Bond	3.625%	3/31/28	976	951
United States Treasury Note/Bond	3.625%	5/31/28	336	328
United States Treasury Note/Bond	4.125%	7/31/28	3,603	3,582
United States Treasury Note/Bond	4.375%	8/31/28	5,527	5,549
United States Treasury Note/Bond	4.625%	9/30/28	5,564	5,644
United States Treasury Note/Bond	4.375%	11/30/28	5,052	5,080
United States Treasury Note/Bond	3.750%	12/31/28	4,127	4,039
United States Treasury Note/Bond	4.000%	1/31/29	13,603	13,464
United States Treasury Note/Bond	4.250%	2/28/29	14,045	14,065
United States Treasury Note/Bond	4.125%	3/31/29	3,862	3,845
United States Treasury Note/Bond	3.875%	9/30/29	84	82
United States Treasury Note/Bond	4.000%	10/31/29	334	330
United States Treasury Note/Bond	3.500%	4/30/30	317	305
United States Treasury Note/Bond	3.750%	5/31/30	538	524
United States Treasury Note/Bond	4.000%	7/31/30	332	328
United States Treasury Note/Bond	4.875%	10/31/30	122	126
United States Treasury Note/Bond	4.375%	11/30/30	480	484
United States Treasury Note/Bond	3.750%	12/31/30	1,524	1,482
United States Treasury Note/Bond	4.000%	2/15/34	8,505	8,365
United States Treasury Note/Bond	2.000%	11/15/41	9,337	6,547
United States Treasury Note/Bond	2.375%	2/15/42	865	643
United States Treasury Note/Bond	3.375%	8/15/42	14,686	12,685
United States Treasury Note/Bond	4.000%	11/15/42	3,193	3,007
United States Treasury Note/Bond	3.875%	2/15/43	777	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	5/15/43	3,955	3,651
	United States Treasury Note/Bond	4.375%	8/15/43	2,795	2,763
	United States Treasury Note/Bond	4.750%	11/15/43	2,265	2,350
	United States Treasury Note/Bond	4.500%	2/15/44	6,143	6,178
	United States Treasury Note/Bond	4.000%	11/15/52	110	103
	United States Treasury Note/Bond	3.625%	2/15/53	577	506
	United States Treasury Note/Bond	3.625%	5/15/53	607	533
	United States Treasury Note/Bond	4.125%	8/15/53	1,326	1,275
	United States Treasury Note/Bond	4.750%	11/15/53	749	799
	United States Treasury Note/Bond	4.250%	2/15/54	6,271	6,167
					223,168
Conventional Mortgage-Backed Securities (1.2%)
[1,2]	Fannie Mae Pool	1.770%	1/1/36	527	407
[1]	Ginnie Mae I Pool	8.000%	9/15/30	19	19
[1]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	21	20
[1,2]	UMBS Pool	2.500%	4/1/37 - 4/1/38	612	548
[1,2]	UMBS Pool	3.000%	6/1/43 - 11/1/44	352	312
[1,2]	UMBS Pool	5.000%	11/1/43 - 11/1/53	23,619	23,119
[1,2]	UMBS Pool	5.500%	3/1/53 - 2/1/54	13,859	13,814
[1,2]	UMBS Pool	6.000%	8/1/53 - 9/1/53	2,184	2,205
					40,444
Nonconventional Mortgage-Backed Securities (0.1%)
[1,2]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,528	1,440
[1,2]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	812	724
[1,2]	Fannie Mae REMICS	1.500%	8/25/41	62	58
[1,2]	Fannie Mae REMICS	1.700%	6/25/43	22	21
[1,2]	Fannie Mae REMICS	2.000%	6/25/44	4	4
[1,2]	Fannie Mae REMICS	2.500%	8/25/46	452	362
[1,2]	Fannie Mae REMICS	4.000%	7/25/53	53	52
[1,2]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	90	88
[1,2]	Freddie Mac REMICS	3.500%	3/15/31 - 12/15/46	443	402
[1,2]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	302	263
					3,414
Total U.S. Government and Agency Obligations (Cost $275,156)					267,026
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[1,3]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	65	56
[1,3]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	17	17
[1,3]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	67	66
[1,3]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,775	1,613
[1]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	1,310	1,331
[1,3,4]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	38	37
[1,3,4]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	88	85
[1,3,4]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	633	514
[1,3,4]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.339%	10/15/36	425	421
[1,3]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	505	455
[1,3]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	109	107
[1,3]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	1,154	1,044
[1,3]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	387	374
[1,3]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	263	233
[1,3]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	725	629
[1,3]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	1,415	1,437
[1,3]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	650	649
[1,2,4]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.335%	10/25/28	56	59
[1,3]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,828	1,671
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	372
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	869
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	1,220	1,226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	1,451	1,497
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	255
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	252
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	611	572
[1]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	2,054	1,780
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	290	287
[1,3]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	1,632	1,685
[1,3]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	1,765	1,772
[1,3]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/17/31	800	804
[1,3]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	945	858
[1,3]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	225	202
[1,3]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	270	213
[1,3]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	213	192
[1,3]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	67	61
[1,3]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	3,810	3,337
[1,3]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	252
[1,3]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	621	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,324	1,279
[1,3,4]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	552
[1,3]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	379	322
[1,3]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	248	229
[1,3]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	507
[1,3]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	896
[1,3]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	296	293
[1,3]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	698	654
[1,3]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,092	996
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	785	786
[1,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	840	840
[1,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	770	776
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,120)					36,157
Corporate Bonds (22.3%)
Communications (1.3%)
	America Movil SAB de CV	3.625%	4/22/29	780	729
	America Movil SAB de CV	6.125%	3/30/40	390	412
	AT&T Inc.	2.750%	6/1/31	1,305	1,124
	AT&T Inc.	3.500%	6/1/41	230	179
	AT&T Inc.	4.300%	12/15/42	205	176
	AT&T Inc.	3.650%	6/1/51	1,148	841
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	889	592
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	1,223	1,135
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	247	199
	Comcast Corp.	3.400%	4/1/30	145	134
	Comcast Corp.	4.200%	8/15/34	730	680
	Comcast Corp.	5.650%	6/15/35	110	115
	Comcast Corp.	4.400%	8/15/35	877	823
	Comcast Corp.	6.500%	11/15/35	24	27
	Comcast Corp.	3.250%	11/1/39	1,100	862
	Comcast Corp.	3.969%	11/1/47	627	504
	Comcast Corp.	4.000%	3/1/48	345	280
	Comcast Corp.	3.999%	11/1/49	602	486
	Comcast Corp.	2.887%	11/1/51	1,520	987
	Comcast Corp.	2.450%	8/15/52	1,025	601
	Comcast Corp.	4.049%	11/1/52	2,279	1,834
	Comcast Corp.	5.350%	5/15/53	734	728
	Comcast Corp.	2.937%	11/1/56	5,619	3,537
	Comcast Corp.	2.650%	8/15/62	615	350
	Comcast Corp.	2.987%	11/1/63	2,193	1,347
[3]	Cox Communications Inc.	3.150%	8/15/24	63	62
[3]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.125%	5/15/29	125	117
	Discovery Communications LLC	3.625%	5/15/30	505	452
	Discovery Communications LLC	4.000%	9/15/55	1,897	1,295
	Meta Platforms Inc.	4.950%	5/15/33	1,534	1,552
	Meta Platforms Inc.	5.600%	5/15/53	935	988
	Meta Platforms Inc.	5.750%	5/15/63	480	515
	NBCUniversal Media LLC	4.450%	1/15/43	189	168
[3]	NBN Co. Ltd.	1.625%	1/8/27	760	693
[3]	NBN Co. Ltd.	2.625%	5/5/31	1,105	943
[3]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,815
[3]	NTT Finance Corp.	1.162%	4/3/26	1,040	961
[3]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	623
	Orange SA	9.000%	3/1/31	530	643
[1,3]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	325	323
	Telefonica Emisiones SA	5.213%	3/8/47	490	451
	Telefonica Emisiones SA	5.520%	3/1/49	710	681
	T-Mobile USA Inc.	2.050%	2/15/28	1,275	1,142
	T-Mobile USA Inc.	3.875%	4/15/30	1,384	1,297
	T-Mobile USA Inc.	2.550%	2/15/31	575	490
	T-Mobile USA Inc.	2.250%	11/15/31	150	123
	T-Mobile USA Inc.	4.375%	4/15/40	485	432
	T-Mobile USA Inc.	3.000%	2/15/41	151	111
	T-Mobile USA Inc.	4.500%	4/15/50	242	209
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	119
	Verizon Communications Inc.	2.100%	3/22/28	2,000	1,801
	Verizon Communications Inc.	4.329%	9/21/28	419	410
	Verizon Communications Inc.	2.355%	3/15/32	1,081	888
	Verizon Communications Inc.	4.812%	3/15/39	1,280	1,209
	Verizon Communications Inc.	2.875%	11/20/50	135	88
	Verizon Communications Inc.	2.987%	10/30/56	200	128
	Verizon Communications Inc.	3.000%	11/20/60	139	87
	Walt Disney Co.	3.500%	5/13/40	1,729	1,420
	Walt Disney Co.	4.750%	9/15/44	26	24
	Walt Disney Co.	2.750%	9/1/49	424	282
	Warnermedia Holdings Inc.	3.755%	3/15/27	302	288
	Warnermedia Holdings Inc.	4.054%	3/15/29	150	140
	Warnermedia Holdings Inc.	5.141%	3/15/52	291	242
					43,324
Consumer Discretionary (0.8%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,141
	Amazon.com Inc.	4.950%	12/5/44	580	580
	Amazon.com Inc.	3.950%	4/13/52	480	403
	Amazon.com Inc.	4.250%	8/22/57	1,223	1,064
	American Honda Finance Corp.	2.000%	3/24/28	825	743
[3]	BMW US Capital LLC	1.250%	8/12/26	840	769
	Brown University	2.924%	9/1/50	155	108
[1]	Duke University	2.832%	10/1/55	775	522
[3]	ERAC USA Finance LLC	5.000%	2/15/29	270	271
[3]	ERAC USA Finance LLC	4.900%	5/1/33	985	964
[3]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,312
[3]	ERAC USA Finance LLC	5.625%	3/15/42	340	346
[3]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,476
[3]	ERAC USA Finance LLC	5.400%	5/1/53	725	727
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,568
	Georgetown University	4.315%	4/1/49	150	133
	Georgetown University	2.943%	4/1/50	295	206
	Georgetown University	5.115%	4/1/53	295	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.900%	12/6/28	290	282
	Home Depot Inc.	3.250%	4/15/32	370	331
	Home Depot Inc.	4.500%	9/15/32	315	309
	Home Depot Inc.	3.300%	4/15/40	825	657
	Home Depot Inc.	4.400%	3/15/45	780	693
	Home Depot Inc.	4.250%	4/1/46	1,332	1,152
	Home Depot Inc.	4.500%	12/6/48	345	307
	Home Depot Inc.	3.125%	12/15/49	75	52
	Home Depot Inc.	2.375%	3/15/51	70	41
	Home Depot Inc.	2.750%	9/15/51	575	370
	Home Depot Inc.	3.625%	4/15/52	655	500
[3]	Hyundai Capital America	0.875%	6/14/24	1,875	1,856
[3]	Hyundai Capital America	1.650%	9/17/26	1,060	968
[1]	Johns Hopkins University	4.083%	7/1/53	200	175
[1]	Johns Hopkins University	2.813%	1/1/60	180	117
	Leland Stanford Junior University	2.413%	6/1/50	73	47
	Lowe's Cos. Inc.	3.100%	5/3/27	767	727
	Lowe's Cos. Inc.	6.500%	3/15/29	334	359
	Lowe's Cos. Inc.	3.750%	4/1/32	57	52
	Lowe's Cos. Inc.	4.650%	4/15/42	750	681
	Lowe's Cos. Inc.	5.800%	9/15/62	672	688
	Massachusetts Institute of Technology	2.989%	7/1/50	26	19
	Massachusetts Institute of Technology	2.294%	7/1/51	63	39
	McDonald's Corp.	3.625%	9/1/49	342	260
[1]	Northeastern University	2.894%	10/1/50	225	158
[1]	Northwestern University	2.640%	12/1/50	25	17
	President and Fellows of Harvard College	2.517%	10/15/50	141	93
	President and Fellows of Harvard College	3.745%	11/15/52	15	12
	Thomas Jefferson University	3.847%	11/1/57	450	339
	Trustees of Princeton University	2.516%	7/1/50	61	41
	Trustees of Princeton University	4.201%	3/1/52	64	58
	Trustees of the University of Pennsylvania	2.396%	10/1/50	193	119
[1]	University of Chicago	2.761%	4/1/45	165	129
	University of Southern California	4.976%	10/1/53	685	690
	Yale University	2.402%	4/15/50	41	26
					25,996
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,440	1,397
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,893	1,799
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	543	505
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,807	1,760
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	541	564
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	924	853
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	317	341
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	852
	BAT Capital Corp.	6.343%	8/2/30	305	318
	BAT Capital Corp.	7.079%	8/2/43	340	363
[3]	Cargill Inc.	6.875%	5/1/28	645	680
[3]	Cargill Inc.	4.760%	11/23/45	635	588
[3]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	415
	Colgate-Palmolive Co.	7.600%	5/19/25	480	494
	Conagra Brands Inc.	5.300%	11/1/38	150	143
[3]	Danone SA	2.947%	11/2/26	735	698
	Diageo Capital plc	2.375%	10/24/29	2,108	1,862
	Diageo Finance plc	5.625%	10/5/33	520	547
	Hormel Foods Corp.	1.700%	6/3/28	70	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.000%	3/22/30	1,025	1,036
	Kenvue Inc.	5.100%	3/22/43	460	457
	Kenvue Inc.	5.050%	3/22/53	500	489
	Keurig Dr Pepper Inc.	5.050%	3/15/29	1,155	1,157
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,718
	PepsiCo Inc.	2.375%	10/6/26	1,795	1,694
	Philip Morris International Inc.	3.375%	8/11/25	424	414
	Philip Morris International Inc.	5.125%	11/17/27	840	844
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,195
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,740
	Philip Morris International Inc.	5.125%	2/13/31	705	700
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,517
	Philip Morris International Inc.	5.375%	2/15/33	3,436	3,460
	Philip Morris International Inc.	5.250%	2/13/34	2,070	2,050
	Philip Morris International Inc.	4.875%	11/15/43	145	133
[3]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	493
					34,338
Energy (1.2%)
[3]	Aker BP ASA	3.750%	1/15/30	600	548
[3]	Aker BP ASA	6.000%	6/13/33	520	537
	BP Capital Markets America Inc.	1.749%	8/10/30	345	288
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,765
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,164
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,232
	BP Capital Markets America Inc.	2.772%	11/10/50	470	304
	BP Capital Markets America Inc.	2.939%	6/4/51	925	617
	BP Capital Markets America Inc.	3.001%	3/17/52	1,306	883
	BP Capital Markets America Inc.	3.379%	2/8/61	370	256
	Cheniere Energy Partners LP	5.950%	6/30/33	685	700
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	140	139
[3]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	364
[3]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,286
[3]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	247	267
[3]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	247	270
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	523
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	111
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,378
[3]	EIG Pearl Holdings Sarl	3.545%	8/31/36	631	539
[3]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	368
	Enbridge Inc.	6.700%	11/15/53	708	802
	Energy Transfer LP	5.250%	4/15/29	1,375	1,378
	Energy Transfer LP	6.550%	12/1/33	495	530
	Energy Transfer LP	5.350%	5/15/45	90	83
	Energy Transfer LP	5.300%	4/15/47	155	141
	Energy Transfer LP	5.400%	10/1/47	247	228
	Energy Transfer LP	5.950%	5/15/54	750	748
	Enterprise Products Operating LLC	5.100%	2/15/45	280	269
	Enterprise Products Operating LLC	4.250%	2/15/48	730	624
	Enterprise Products Operating LLC	3.700%	1/31/51	90	70
	Enterprise Products Operating LLC	3.300%	2/15/53	750	532
	Equinor ASA	2.875%	4/6/25	140	137
	Equinor ASA	3.125%	4/6/30	2,350	2,157
	Exxon Mobil Corp.	3.043%	3/1/26	225	218
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,012
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	935
	Exxon Mobil Corp.	4.114%	3/1/46	320	276
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,175	1,011
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,030	828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	234	238
[1,3]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	856
	ONEOK Inc.	5.650%	11/1/28	325	332
[3]	QatarEnergy	2.250%	7/12/31	925	774
[3]	QatarEnergy	3.125%	7/12/41	675	502
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	587
[3]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	778
	Shell International Finance BV	4.125%	5/11/35	1,130	1,056
	Shell International Finance BV	5.500%	3/25/40	345	360
	Shell International Finance BV	4.375%	5/11/45	2,500	2,233
	Shell International Finance BV	3.000%	11/26/51	2,255	1,536
	Suncor Energy Inc.	5.950%	12/1/34	500	524
	Targa Resources Corp.	6.150%	3/1/29	1,815	1,892
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,246
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	392
					39,824
Financials (9.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	435
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	274
[3]	AIB Group plc	5.871%	3/28/35	400	401
	Allstate Corp.	5.250%	3/30/33	1,290	1,294
	Allstate Corp.	5.550%	5/9/35	197	204
	Allstate Corp.	3.850%	8/10/49	156	123
	American Express Co.	6.489%	10/30/31	315	337
	American Express Co.	5.043%	5/1/34	2,054	2,030
	American International Group Inc.	6.250%	5/1/36	245	258
	American International Group Inc.	4.800%	7/10/45	260	242
	American International Group Inc.	4.750%	4/1/48	640	592
	American International Group Inc.	4.375%	6/30/50	375	326
	Ameriprise Financial Inc.	5.700%	12/15/28	494	509
	Ameriprise Financial Inc.	4.500%	5/13/32	335	324
	Ameriprise Financial Inc.	5.150%	5/15/33	730	738
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	515
[3]	Athene Global Funding	1.000%	4/16/24	685	683
[3]	Athene Global Funding	1.985%	8/19/28	10	9
[3]	Athene Global Funding	2.717%	1/7/29	980	864
[3]	Athene Global Funding	5.583%	1/9/29	860	866
[3]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	561
[3]	Aviation Capital Group LLC	1.950%	9/20/26	415	379
	Banco Santander SA	1.849%	3/25/26	1,000	934
	Banco Santander SA	2.749%	12/3/30	200	165
	Banco Santander SA	2.958%	3/25/31	200	172
	Bank of America Corp.	4.271%	7/23/29	4,780	4,607
	Bank of America Corp.	3.974%	2/7/30	1,895	1,796
	Bank of America Corp.	3.194%	7/23/30	1,055	957
	Bank of America Corp.	2.496%	2/13/31	1,495	1,286
	Bank of America Corp.	2.572%	10/20/32	490	406
	Bank of America Corp.	4.571%	4/27/33	4,178	3,967
	Bank of America Corp.	5.872%	9/15/34	1,880	1,951
	Bank of America Corp.	3.846%	3/8/37	1,323	1,170
	Bank of America Corp.	5.875%	2/7/42	260	278
	Bank of America Corp.	3.311%	4/22/42	870	669
	Bank of America Corp.	5.000%	1/21/44	1,000	967
	Bank of America Corp.	4.330%	3/15/50	1,900	1,629
	Bank of America Corp.	2.972%	7/21/52	1,225	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America NA	5.526%	8/18/26	2,075	2,096
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	422
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	433
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,122	1,101
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,727
	Bank of Nova Scotia	5.350%	12/7/26	1,740	1,748
	Bank of Nova Scotia	1.950%	2/2/27	360	331
[3]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	915
	Barclays plc	3.932%	5/7/25	1,565	1,561
	Barclays plc	2.852%	5/7/26	220	213
	Barclays plc	2.279%	11/24/27	400	368
	Barclays plc	3.330%	11/24/42	465	340
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	692
	BlackRock Funding Inc.	5.250%	3/14/54	765	768
	BlackRock Inc.	2.100%	2/25/32	605	496
	BlackRock Inc.	4.750%	5/25/33	2,125	2,112
[3]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	501
[3]	BNP Paribas SA	2.819%	11/19/25	1,335	1,309
[3]	BNP Paribas SA	1.323%	1/13/27	585	544
[3]	BNP Paribas SA	3.500%	11/16/27	2,050	1,933
[3]	BNP Paribas SA	2.591%	1/20/28	630	584
[3]	BNP Paribas SA	5.335%	6/12/29	1,095	1,100
[3]	BNP Paribas SA	2.159%	9/15/29	1,743	1,522
[3]	BNP Paribas SA	5.894%	12/5/34	1,635	1,709
[3]	BPCE SA	5.150%	7/21/24	1,260	1,255
[3]	BPCE SA	5.029%	1/15/25	2,220	2,210
[3]	BPCE SA	3.500%	10/23/27	1,780	1,667
[3]	BPCE SA	2.700%	10/1/29	1,450	1,286
[3]	BPCE SA	6.714%	10/19/29	1,000	1,045
[3]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	65
[3]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	488
[3]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	480
[3]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	448
[3]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	923
	Capital One Financial Corp.	3.200%	2/5/25	760	744
	Capital One Financial Corp.	7.149%	10/29/27	455	474
	Capital One Financial Corp.	6.312%	6/8/29	370	380
	Capital One Financial Corp.	5.700%	2/1/30	378	381
	Capital One Financial Corp.	7.624%	10/30/31	716	791
	Capital One Financial Corp.	6.377%	6/8/34	1,316	1,366
	Charles Schwab Corp.	3.200%	3/2/27	545	519
	Charles Schwab Corp.	2.000%	3/20/28	1,100	986
	Charles Schwab Corp.	2.900%	3/3/32	875	750
	Charles Schwab Corp.	5.853%	5/19/34	559	572
	Charles Schwab Corp.	6.136%	8/24/34	690	721
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	553
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	712
	Citigroup Inc.	0.981%	5/1/25	1,190	1,185
	Citigroup Inc.	1.462%	6/9/27	1,213	1,114
	Citigroup Inc.	3.070%	2/24/28	1,000	941
	Citigroup Inc.	3.520%	10/27/28	839	791
	Citigroup Inc.	3.878%	1/24/39	1,025	873
	Citigroup Inc.	2.904%	11/3/42	560	401
	Citizens Financial Group Inc.	5.841%	1/23/30	175	175
[3]	CNO Global Funding	1.650%	1/6/25	260	251
[3]	CNO Global Funding	2.650%	1/6/29	370	323
[3]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,068
[3]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,257
[3]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	611
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,628
[3]	Corebridge Financial Inc.	6.050%	9/15/33	190	196
	Corebridge Financial Inc.	5.750%	1/15/34	1,150	1,173
	Corebridge Financial Inc.	4.350%	4/5/42	105	88
	Corebridge Financial Inc.	4.400%	4/5/52	427	349
[3]	Corebridge Global Funding	5.750%	7/2/26	595	596
[3]	Corebridge Global Funding	5.900%	9/19/28	255	262
[3]	Corebridge Global Funding	5.200%	1/12/29	615	616
[3]	Credit Agricole SA	3.250%	10/4/24	2,390	2,360
[3]	Credit Agricole SA	5.589%	7/5/26	1,200	1,209
[3]	Credit Agricole SA	6.316%	10/3/29	355	368
	Credit Suisse AG	7.500%	2/15/28	1,195	1,288
[3]	Danske Bank A/S	1.621%	9/11/26	855	805
[3]	Danske Bank A/S	6.259%	9/22/26	1,040	1,050
[3]	Danske Bank A/S	1.549%	9/10/27	1,605	1,463
[3]	Danske Bank A/S	5.705%	3/1/30	475	478
	Deutsche Bank AG	6.720%	1/18/29	305	315
	Deutsche Bank AG	6.819%	11/20/29	985	1,030
[3]	DNB Bank ASA	1.535%	5/25/27	960	883
[3]	DNB Bank ASA	1.605%	3/30/28	1,330	1,190
[3]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	351
[3]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	749
[3]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	332
[3]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	467
[3]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	767
[3]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	1,075	1,088
[3]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	2,055	2,051
	Fifth Third Bancorp	4.055%	4/25/28	325	308
	Fifth Third Bancorp	4.337%	4/25/33	215	197
[3]	Five Corners Funding Trust III	5.791%	2/15/33	810	834
[3]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,564
[3]	GA Global Funding Trust	1.000%	4/8/24	750	749
[3]	GA Global Funding Trust	5.500%	1/8/29	320	321
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,190
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,916
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	717
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	2,028
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,064
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	775
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,904
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,530
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	37
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,625
	Goldman Sachs Group Inc.	2.383%	7/21/32	2,433	1,994
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	520
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,112	950
	Goldman Sachs Group Inc.	6.561%	10/24/34	1,800	1,963
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	911
[3]	Guardian Life Global Funding	1.250%	5/13/26	205	189
	HSBC Holdings plc	0.976%	5/24/25	300	298
	HSBC Holdings plc	1.589%	5/24/27	805	741
	HSBC Holdings plc	5.887%	8/14/27	1,270	1,281
	HSBC Holdings plc	2.251%	11/22/27	2,165	1,995
	HSBC Holdings plc	4.041%	3/13/28	890	858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,425
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,623
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,262
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,353
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,302
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,775
	HSBC Holdings plc	6.500%	5/2/36	900	966
	HSBC Holdings plc	6.100%	1/14/42	300	325
	Huntington National Bank	4.552%	5/17/28	320	310
	ING Groep NV	3.950%	3/29/27	2,495	2,409
	ING Groep NV	1.726%	4/1/27	500	464
	ING Groep NV	5.335%	3/19/30	545	544
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,444
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	249
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	141
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,105
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	123
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	682
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,691	1,603
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	537
[3]	JAB Holdings BV	3.750%	5/28/51	500	326
[3]	JAB Holdings BV	4.500%	4/8/52	860	645
[3]	Jackson National Life Global Funding	1.750%	1/12/25	555	538
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,233
	JPMorgan Chase & Co.	2.069%	6/1/29	740	656
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,047
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,365
	JPMorgan Chase & Co.	4.912%	7/25/33	6,633	6,488
	JPMorgan Chase & Co.	5.350%	6/1/34	3,202	3,215
	JPMorgan Chase & Co.	3.109%	4/22/41	835	636
	JPMorgan Chase & Co.	5.400%	1/6/42	750	764
	JPMorgan Chase & Co.	3.157%	4/22/42	560	425
	JPMorgan Chase & Co.	3.964%	11/15/48	6,475	5,295
	JPMorgan Chase & Co.	3.109%	4/22/51	845	589
[3]	KBC Group NV	6.324%	9/21/34	840	881
[3]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	273
[3]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,644
[3]	Lseg US Fin Corp.	5.297%	3/28/34	255	256
[3]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,441
[3]	LSEGA Financing plc	2.000%	4/6/28	630	563
[3]	LSEGA Financing plc	2.500%	4/6/31	1,110	939
	M&T Bank Corp.	7.413%	10/30/29	1,510	1,593
[3]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,119
[3]	Macquarie Group Ltd.	2.871%	1/14/33	1,628	1,353
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	668
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,125	2,048
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	664
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	284
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	361
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	241
[3]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	369
	MetLife Inc.	4.125%	8/13/42	145	123
	MetLife Inc.	4.875%	11/13/43	530	497
	MetLife Inc.	5.000%	7/15/52	387	364
[3]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	615
[3]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	293
[3]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,091
[3]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,162
[3]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	520
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	812
	Morgan Stanley	3.700%	10/23/24	750	742
	Morgan Stanley	2.720%	7/22/25	1,750	1,732
	Morgan Stanley	2.630%	2/18/26	1,805	1,757
	Morgan Stanley	3.125%	7/27/26	1,345	1,286
	Morgan Stanley	6.250%	8/9/26	3,000	3,071
	Morgan Stanley	3.625%	1/20/27	1,250	1,207
	Morgan Stanley	3.772%	1/24/29	4,022	3,827
	Morgan Stanley	2.699%	1/22/31	1,105	966
	Morgan Stanley	2.239%	7/21/32	1,805	1,472
	Morgan Stanley	2.511%	10/20/32	615	508
	Morgan Stanley	2.943%	1/21/33	920	781
	Morgan Stanley	4.889%	7/20/33	2,891	2,804
	Morgan Stanley	5.466%	1/18/35	805	812
	Morgan Stanley	2.484%	9/16/36	1,475	1,166
	Morgan Stanley	5.297%	4/20/37	270	259
	Morgan Stanley	5.948%	1/19/38	825	826
	Morgan Stanley	4.300%	1/27/45	850	746
	Nasdaq Inc.	5.550%	2/15/34	530	539
	Nasdaq Inc.	3.950%	3/7/52	540	418
	Nasdaq Inc.	5.950%	8/15/53	185	195
	Nasdaq Inc.	6.100%	6/28/63	135	144
	National Australia Bank Ltd.	3.905%	6/9/27	885	860
[3]	National Australia Bank Ltd.	5.134%	11/28/28	1,538	1,557
[3]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,761
[3]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,877
[3]	National Australia Bank Ltd.	3.347%	1/12/37	1,252	1,053
[3]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,576
[3]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,115
[3]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,206
	NatWest Group plc	1.642%	6/14/27	870	800
[3]	NatWest Markets plc	0.800%	8/12/24	670	658
[3]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,800
[3]	New York Life Global Funding	5.000%	1/9/34	1,195	1,181
[3]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,182
[3]	New York Life Insurance Co.	3.750%	5/15/50	345	265
[3]	New York Life Insurance Co.	4.450%	5/15/69	435	355
[3]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,732
[3]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	543
[3]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	190
[3]	Pacific Life Global Funding II	1.375%	4/14/26	795	736
[3]	Pacific LifeCorp.	5.400%	9/15/52	500	481
[3]	Penske Truck Leasing Co. Lp / PTL Finance Corp.	6.200%	6/15/30	218	227
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	462
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	378
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,412
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	906
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,370	1,393
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,290	1,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,158
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	375	375
	PNC Bank NA	3.300%	10/30/24	460	454
	PNC Bank NA	2.950%	2/23/25	1,105	1,080
	PNC Bank NA	3.100%	10/25/27	1,165	1,087
	PNC Bank NA	3.250%	1/22/28	1,675	1,567
[3]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,058
[3]	Principal Life Global Funding II	2.500%	9/16/29	1,000	876
	Progressive Corp.	4.950%	6/15/33	1,694	1,691
	Progressive Corp.	4.125%	4/15/47	295	250
[3]	Protective Life Global Funding	4.714%	7/6/27	750	743
	Prudential Financial Inc.	3.905%	12/7/47	233	186
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,586
[3]	RGA Global Funding	2.700%	1/18/29	425	379
[3]	RGA Global Funding	5.500%	1/11/31	495	497
	Royal Bank of Canada	5.000%	2/1/33	1,364	1,358
[3]	Standard Chartered plc	6.301%	1/9/29	990	1,017
	State Street Corp.	4.821%	1/26/34	450	438
[3]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,709
[3]	Swedbank AB	6.136%	9/12/26	1,010	1,024
[3]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	915	839
[3]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	949
	Toronto-Dominion Bank	4.456%	6/8/32	332	317
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,358
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,061
	UBS AG	1.250%	6/1/26	985	907
	UBS AG	5.650%	9/11/28	1,385	1,418
	UBS Group AG	3.750%	3/26/25	2,147	2,106
[3]	UBS Group AG	1.305%	2/2/27	545	503
[3]	UBS Group AG	1.494%	8/10/27	1,160	1,055
[3]	UBS Group AG	2.095%	2/11/32	720	576
[3]	UBS Group AG	3.091%	5/14/32	1,195	1,015
[3]	UBS Group AG	2.746%	2/11/33	330	269
[3]	UBS Group AG	6.537%	8/12/33	485	511
[3]	UBS Group AG	9.016%	11/15/33	750	910
[3]	UBS Group AG	6.301%	9/22/34	1,420	1,486
[3]	UBS Group AG	3.179%	2/11/43	855	625
[3]	UniCredit SpA	1.982%	6/3/27	1,015	937
[3]	UniCredit SpA	3.127%	6/3/32	1,000	846
	US Bancorp	2.677%	1/27/33	475	393
	Wachovia Corp.	7.500%	4/15/35	1,000	1,146
	Wells Fargo & Co.	3.000%	2/19/25	890	871
	Wells Fargo & Co.	3.550%	9/29/25	860	839
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,000
	Wells Fargo & Co.	3.000%	10/23/26	170	161
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,628
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,171
	Wells Fargo & Co.	6.303%	10/23/29	1,055	1,099
	Wells Fargo & Co.	2.879%	10/30/30	435	385
	Wells Fargo & Co.	2.572%	2/11/31	2,347	2,022
	Wells Fargo & Co.	3.350%	3/2/33	235	204
	Wells Fargo & Co.	4.897%	7/25/33	5,676	5,464
	Wells Fargo & Co.	5.389%	4/24/34	825	819
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.900%	11/17/45	515	464
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,812
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,098
	Wells Fargo Bank NA	5.254%	12/11/26	2,917	2,928
					326,325
Health Care (2.2%)
	AbbVie Inc.	3.800%	3/15/25	575	567
	AbbVie Inc.	4.950%	3/15/31	1,015	1,024
	AbbVie Inc.	5.350%	3/15/44	554	565
	AbbVie Inc.	4.700%	5/14/45	589	550
	AbbVie Inc.	5.400%	3/15/54	1,302	1,340
	AdventHealth Obligated Group	2.795%	11/15/51	900	601
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	308
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	376
[3]	Alcon Finance Corp.	2.750%	9/23/26	200	189
[3]	Alcon Finance Corp.	2.600%	5/27/30	200	173
[3]	Alcon Finance Corp.	5.375%	12/6/32	255	257
[3]	Alcon Finance Corp.	3.800%	9/23/49	305	238
[3]	Alcon Finance Corp.	5.750%	12/6/52	775	803
	Amgen Inc.	5.250%	3/2/33	1,000	1,008
	Amgen Inc.	4.400%	5/1/45	147	128
	Amgen Inc.	4.200%	2/22/52	547	450
	Amgen Inc.	5.750%	3/2/63	420	428
	Ascension Health	2.532%	11/15/29	1,405	1,253
[1]	Ascension Health	4.847%	11/15/53	50	48
	AstraZeneca plc	4.000%	1/17/29	2,270	2,200
	AstraZeneca plc	6.450%	9/15/37	615	695
	Banner Health	2.907%	1/1/42	910	671
[3]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,073
[3]	Bayer US Finance LLC	3.375%	10/8/24	815	803
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	166
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	556
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	547
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	271
	Bristol-Myers Squibb Co.	5.200%	2/22/34	1,540	1,564
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,431
	Bristol-Myers Squibb Co.	5.500%	2/22/44	115	118
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	151
	Bristol-Myers Squibb Co.	5.650%	2/22/64	2,000	2,058
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,115
	Children's Hospital Corp.	2.585%	2/1/50	160	102
	Cigna Group	3.250%	4/15/25	880	860
	Cigna Group	4.375%	10/15/28	515	503
	CommonSpirit Health	2.760%	10/1/24	860	847
	CommonSpirit Health	3.347%	10/1/29	1,015	931
	CommonSpirit Health	2.782%	10/1/30	684	593
	CommonSpirit Health	5.205%	12/1/31	1,235	1,236
[1]	CommonSpirit Health	4.350%	11/1/42	601	520
	CommonSpirit Health	3.910%	10/1/50	70	55
	Cottage Health Obligated Group	3.304%	11/1/49	295	214
[3]	CSL Finance plc	4.750%	4/27/52	1,164	1,066
	CVS Health Corp.	1.750%	8/21/30	145	119
	CVS Health Corp.	4.875%	7/20/35	315	303
	Dignity Health	3.812%	11/1/24	560	552
	Elevance Health Inc.	2.550%	3/15/31	1,100	940
	Elevance Health Inc.	5.500%	10/15/32	320	328
	Elevance Health Inc.	4.650%	8/15/44	92	83
	Elevance Health Inc.	6.100%	10/15/52	75	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	4.875%	2/27/53	270	264
	Eli Lilly & Co.	4.950%	2/27/63	235	228
	Gilead Sciences Inc.	2.600%	10/1/40	780	551
	Gilead Sciences Inc.	4.500%	2/1/45	290	258
	Gilead Sciences Inc.	4.150%	3/1/47	1,071	900
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,137
	HCA Inc.	5.450%	4/1/31	310	312
	HCA Inc.	6.000%	4/1/54	1,040	1,055
	Humana Inc.	5.750%	12/1/28	65	67
	Humana Inc.	5.375%	4/15/31	445	445
	Humana Inc.	5.950%	3/15/34	1,843	1,914
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	248
	Inova Health System Foundation	4.068%	5/15/52	475	404
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	362
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	834
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	764
	Mass General Brigham Inc.	3.192%	7/1/49	535	389
	Mass General Brigham Inc.	3.342%	7/1/60	955	665
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	411
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	265
	Merck & Co. Inc.	3.400%	3/7/29	1,320	1,251
	Merck & Co. Inc.	4.150%	5/18/43	760	672
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,609
	Novartis Capital Corp.	4.400%	5/6/44	640	589
	OhioHealth Corp.	2.297%	11/15/31	760	634
	OhioHealth Corp.	2.834%	11/15/41	485	356
	Pfizer Inc.	3.000%	12/15/26	725	693
	Pfizer Inc.	3.450%	3/15/29	2,165	2,053
	Pfizer Inc.	4.100%	9/15/38	1,505	1,360
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	885	872
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,000	977
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	845	840
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	206
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	180
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	224
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	862
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	455
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	254
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	610
[3]	Roche Holdings Inc.	2.607%	12/13/51	305	194
	SSM Health Care Corp.	3.823%	6/1/27	940	904
	Sutter Health	2.294%	8/15/30	295	253
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	229
	Toledo Hospital	5.750%	11/15/38	545	542
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,152
	UnitedHealth Group Inc.	2.000%	5/15/30	275	234
	UnitedHealth Group Inc.	2.300%	5/15/31	435	368
	UnitedHealth Group Inc.	4.200%	5/15/32	335	318
	UnitedHealth Group Inc.	3.500%	8/15/39	215	177
	UnitedHealth Group Inc.	2.750%	5/15/40	310	228
	UnitedHealth Group Inc.	3.050%	5/15/41	1,213	917
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,194
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,427
	UnitedHealth Group Inc.	4.750%	7/15/45	592	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.200%	1/15/47	215	184
	UnitedHealth Group Inc.	3.750%	10/15/47	145	114
	UnitedHealth Group Inc.	4.250%	6/15/48	880	759
	UnitedHealth Group Inc.	4.450%	12/15/48	140	124
	UnitedHealth Group Inc.	3.700%	8/15/49	675	529
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	1,037
	UnitedHealth Group Inc.	3.250%	5/15/51	295	212
	UnitedHealth Group Inc.	4.750%	5/15/52	245	227
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,791
	UnitedHealth Group Inc.	3.875%	8/15/59	615	475
					74,371
Industrials (0.7%)
[3]	Ashtead Capital Inc.	2.450%	8/12/31	495	402
[3]	Ashtead Capital Inc.	5.500%	8/11/32	286	280
[3]	Ashtead Capital Inc.	5.550%	5/30/33	200	196
[3]	Ashtead Capital Inc.	5.950%	10/15/33	255	258
[3]	Ashtead Capital Inc.	5.800%	4/15/34	1,150	1,149
[3]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,059
[3]	BAE Systems plc	3.400%	4/15/30	215	196
[3]	BAE Systems plc	5.250%	3/26/31	200	201
	Boeing Co.	2.700%	2/1/27	430	396
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	227
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	354
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	50
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	277
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	462
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	15
	Canadian National Railway Co.	2.450%	5/1/50	205	128
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	446
	Carrier Global Corp.	5.900%	3/15/34	115	121
	Carrier Global Corp.	6.200%	3/15/54	396	436
	CSX Corp.	3.350%	9/15/49	235	169
[3]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	449
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/27	210	210
[3]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	427
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	150
[3]	Daimler Truck Finance North America LLC	5.375%	1/18/34	355	356
	Eaton Corp.	4.700%	8/23/52	130	121
[3]	Element Fleet Management Corp.	5.643%	3/13/27	450	451
	Honeywell International Inc.	4.250%	1/15/29	1,000	984
	Honeywell International Inc.	5.000%	2/15/33	1,893	1,914
	Honeywell International Inc.	4.500%	1/15/34	1,564	1,521
	Honeywell International Inc.	5.375%	3/1/41	132	136
	John Deere Capital Corp.	4.500%	1/16/29	830	822
	John Deere Capital Corp.	5.150%	9/8/33	1,134	1,158
	Lockheed Martin Corp.	4.500%	5/15/36	211	200
	Lockheed Martin Corp.	4.700%	5/15/46	376	350
	Lockheed Martin Corp.	5.700%	11/15/54	1,379	1,469
	Republic Services Inc.	4.875%	4/1/29	110	110
	RTX Corp.	4.450%	11/16/38	275	248
[3]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	563
[3]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	850	716
[3]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	550	500
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	523
[3]	UL Solutions Inc.	6.500%	10/20/28	380	396
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	408
	Union Pacific Corp.	3.250%	2/5/50	72	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.799%	10/1/51	696	555
	Union Pacific Corp.	3.500%	2/14/53	905	677
	Union Pacific Corp.	3.750%	2/5/70	335	246
[1]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	105	102
					22,643
Materials (0.1%)
[3]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	411
[3]	Glencore Finance Canada Ltd.	6.000%	11/15/41	80	80
[3]	Glencore Funding LLC	5.371%	4/4/29	790	791
[3]	Glencore Funding LLC	6.375%	10/6/30	1,541	1,626
[3]	Glencore Funding LLC	2.625%	9/23/31	230	192
[3]	Glencore Funding LLC	6.500%	10/6/33	360	384
[3]	Glencore Funding LLC	3.875%	4/27/51	70	52
[3]	Glencore Funding LLC	3.375%	9/23/51	96	66
[3]	Glencore Funding LLC	5.893%	4/4/54	350	355
					3,957
Real Estate (0.6%)
	American Tower Corp.	4.400%	2/15/26	450	443
	American Tower Corp.	3.800%	8/15/29	1,518	1,416
	American Tower Corp.	5.900%	11/15/33	247	256
[3]	American Tower Trust #1	5.490%	3/15/28	2,070	2,087
	Crown Castle Inc.	4.000%	11/15/49	218	169
	CubeSmart LP	2.250%	12/15/28	360	316
	CubeSmart LP	2.500%	2/15/32	233	190
	Extra Space Storage LP	5.500%	7/1/30	360	364
	Extra Space Storage LP	5.900%	1/15/31	896	927
	Healthpeak OP LLC	2.125%	12/1/28	880	774
	Healthpeak OP LLC	3.000%	1/15/30	930	824
	Prologis LP	5.250%	6/15/53	475	467
[3]	Prologis Targeted US Logistics Fund LP	5.250%	4/1/29	140	140
	Public Storage Operating Co.	5.125%	1/15/29	180	183
	Public Storage Operating Co.	5.100%	8/1/33	190	191
	Public Storage Operating Co.	5.350%	8/1/53	475	477
	Realty Income Corp.	2.200%	6/15/28	735	657
	Realty Income Corp.	4.700%	12/15/28	840	828
	Realty Income Corp.	3.250%	1/15/31	380	339
	Realty Income Corp.	2.850%	12/15/32	1,295	1,077
	Realty Income Corp.	4.900%	7/15/33	816	787
	Realty Income Corp.	5.125%	2/15/34	910	893
[3]	SBA Tower Trust	1.840%	4/15/27	1,570	1,407
[3]	SBA Tower Trust	2.836%	1/15/50	725	708
[3]	SBA Tower Trust	1.884%	7/15/50	265	247
[3]	SBA Tower Trust	1.631%	5/15/51	1,060	959
[3]	SBA Tower Trust	2.593%	10/15/56	1,500	1,209
[3]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	667
	Simon Property Group LP	3.375%	10/1/24	275	272
	Simon Property Group LP	2.450%	9/13/29	1,160	1,021
	VICI Properties LP	6.125%	4/1/54	760	747
					21,042
Technology (1.7%)
	Apple Inc.	3.250%	2/23/26	1,020	992
	Apple Inc.	2.450%	8/4/26	1,170	1,111
	Apple Inc.	3.350%	2/9/27	1,545	1,492
	Apple Inc.	3.200%	5/11/27	1,065	1,020
	Apple Inc.	2.900%	9/12/27	2,250	2,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.850%	5/4/43	430	373
	Apple Inc.	4.450%	5/6/44	120	114
	Apple Inc.	3.850%	8/4/46	985	834
	Apple Inc.	2.650%	5/11/50	825	547
	Apple Inc.	2.650%	2/8/51	792	521
	Apple Inc.	4.850%	5/10/53	1,322	1,314
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	295
	Broadcom Inc.	4.110%	9/15/28	1,452	1,402
	Broadcom Inc.	4.150%	11/15/30	130	123
[3]	Broadcom Inc.	2.600%	2/15/33	710	576
[3]	Broadcom Inc.	3.187%	11/15/36	403	320
	Cisco Systems Inc.	2.500%	9/20/26	431	408
	Cisco Systems Inc.	4.950%	2/26/31	1,695	1,709
	Cisco Systems Inc.	5.050%	2/26/34	1,515	1,534
	Cisco Systems Inc.	5.300%	2/26/54	705	724
[3]	Constellation Software Inc.	5.158%	2/16/29	593	592
[3]	Constellation Software Inc.	5.461%	2/16/34	379	381
	Intel Corp.	2.875%	5/11/24	800	797
	Intel Corp.	2.000%	8/12/31	105	86
	Intel Corp.	4.000%	12/15/32	250	234
	Intel Corp.	5.625%	2/10/43	1,906	1,971
	Intel Corp.	4.100%	5/19/46	1,172	989
	Intel Corp.	3.250%	11/15/49	600	423
	Intel Corp.	3.050%	8/12/51	842	567
	Intel Corp.	4.900%	8/5/52	2,180	2,033
	Intel Corp.	5.700%	2/10/53	1,911	1,977
	Intel Corp.	5.600%	2/21/54	636	648
	Intel Corp.	3.200%	8/12/61	425	278
	Intel Corp.	5.900%	2/10/63	260	275
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,341
	International Business Machines Corp.	3.500%	5/15/29	2,839	2,675
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,075
	Intuit Inc.	5.200%	9/15/33	1,455	1,481
	Intuit Inc.	5.500%	9/15/53	1,826	1,896
	KLA Corp.	4.950%	7/15/52	610	588
	Microsoft Corp.	3.125%	11/3/25	435	424
	Microsoft Corp.	2.400%	8/8/26	1,890	1,793
	Microsoft Corp.	3.450%	8/8/36	822	736
	Microsoft Corp.	2.525%	6/1/50	3,336	2,196
[3]	Microsoft Corp.	2.500%	9/15/50	492	318
	Microsoft Corp.	2.921%	3/17/52	3,151	2,227
	Oracle Corp.	2.950%	11/15/24	2,190	2,155
	Oracle Corp.	1.650%	3/25/26	895	835
	Oracle Corp.	3.250%	11/15/27	1,360	1,280
	Oracle Corp.	4.500%	7/8/44	1,123	960
	Oracle Corp.	4.125%	5/15/45	757	611
	QUALCOMM Inc.	2.150%	5/20/30	1,075	934
	QUALCOMM Inc.	4.500%	5/20/52	463	415
	S&P Global Inc.	2.900%	3/1/32	1,817	1,582
	S&P Global Inc.	3.700%	3/1/52	45	36
					57,348
Utilities (3.1%)
	AEP Texas Inc.	4.150%	5/1/49	145	114
	AEP Texas Inc.	3.450%	1/15/50	380	266
	AEP Transmission Co. LLC	4.500%	6/15/52	265	231
	Alabama Power Co.	6.000%	3/1/39	654	689
	Alabama Power Co.	5.200%	6/1/41	120	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	4.100%	1/15/42	215	177
	Alabama Power Co.	3.750%	3/1/45	630	499
	Alabama Power Co.	4.300%	7/15/48	775	658
	Ameren Illinois Co.	3.800%	5/15/28	590	572
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,002
	Ameren Illinois Co.	3.700%	12/1/47	140	109
	American Water Capital Corp.	2.950%	9/1/27	540	505
	American Water Capital Corp.	3.750%	9/1/47	45	36
	American Water Capital Corp.	4.200%	9/1/48	845	718
	American Water Capital Corp.	4.150%	6/1/49	25	21
	American Water Capital Corp.	3.450%	5/1/50	95	70
	Arizona Public Service Co.	6.350%	12/15/32	180	192
	Arizona Public Service Co.	5.550%	8/1/33	247	250
	Arizona Public Service Co.	3.350%	5/15/50	410	282
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	156
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,207
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,454
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	93
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	548	474
[3]	Boston Gas Co.	3.150%	8/1/27	140	130
[3]	Boston Gas Co.	3.757%	3/16/32	120	105
[3]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	91
[3]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,307
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	465	469
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	166
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,120
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,318
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	882
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	178
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	353
	Cleco Securitization I LLC	4.646%	9/1/44	765	724
	Commonwealth Edison Co.	2.950%	8/15/27	645	605
	Commonwealth Edison Co.	4.350%	11/15/45	375	321
	Commonwealth Edison Co.	3.650%	6/15/46	175	135
	Commonwealth Edison Co.	4.000%	3/1/48	368	298
	Commonwealth Edison Co.	3.850%	3/15/52	115	89
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	860
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	61
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	41
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	392
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	156	172
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,640	2,309
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	606
	Consumers Energy Co.	4.200%	9/1/52	555	467
	Dominion Energy Inc.	3.375%	4/1/30	553	503
	Dominion Energy Inc.	5.375%	11/15/32	1,950	1,962
	Dominion Energy Inc.	5.250%	8/1/33	1,000	988
	Dominion Energy Inc.	4.600%	3/15/49	760	648
	Dominion Energy Inc.	4.850%	8/15/52	2,852	2,545
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	153
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	44
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	95
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	181
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	147
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	518
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	357
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.650%	9/1/26	315	297
	Duke Energy Corp.	3.400%	6/15/29	350	325
	Duke Energy Corp.	3.300%	6/15/41	1,020	761
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,066
	Duke Energy Corp.	3.750%	9/1/46	265	200
	Duke Energy Corp.	4.200%	6/15/49	525	418
	Duke Energy Corp.	3.500%	6/15/51	990	695
	Duke Energy Corp.	5.000%	8/15/52	1,298	1,177
	Duke Energy Florida LLC	6.350%	9/15/37	200	216
	Duke Energy Florida LLC	5.950%	11/15/52	155	165
	Duke Energy Progress LLC	6.300%	4/1/38	365	394
	Duke Energy Progress LLC	4.100%	3/15/43	118	98
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,707
	Duke Energy Progress LLC	2.500%	8/15/50	70	42
	Duke Energy Progress LLC	2.900%	8/15/51	70	45
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	813
[3]	East Ohio Gas Co.	2.000%	6/15/30	325	267
[3]	East Ohio Gas Co.	3.000%	6/15/50	475	300
	Edison International	5.250%	11/15/28	708	706
	Emera US Finance LP	3.550%	6/15/26	716	687
	Entergy Louisiana LLC	3.120%	9/1/27	410	387
	Evergy Inc.	2.450%	9/15/24	425	418
	Evergy Kansas Central Inc.	3.250%	9/1/49	510	351
	Evergy Metro Inc.	2.250%	6/1/30	205	175
	Evergy Metro Inc.	4.200%	3/15/48	137	112
	Eversource Energy	2.900%	10/1/24	690	680
	Eversource Energy	3.150%	1/15/25	110	108
	Eversource Energy	3.300%	1/15/28	400	374
	Eversource Energy	5.450%	3/1/28	765	774
	Eversource Energy	3.375%	3/1/32	70	61
	Eversource Energy	5.125%	5/15/33	360	353
	Exelon Corp.	3.350%	3/15/32	540	477
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,021
	Florida Power & Light Co.	4.950%	6/1/35	1,000	993
	Florida Power & Light Co.	5.690%	3/1/40	675	710
	Florida Power & Light Co.	3.700%	12/1/47	368	289
	Florida Power & Light Co.	5.300%	4/1/53	535	537
	Fortis Inc.	3.055%	10/4/26	1,195	1,131
	Georgia Power Co.	4.700%	5/15/32	655	640
	Georgia Power Co.	4.950%	5/17/33	635	626
	Georgia Power Co.	5.250%	3/15/34	455	459
	Georgia Power Co.	5.400%	6/1/40	205	201
	Georgia Power Co.	4.750%	9/1/40	988	913
	Georgia Power Co.	4.300%	3/15/42	1,076	937
	Georgia Power Co.	3.700%	1/30/50	170	130
	Georgia Power Co.	5.125%	5/15/52	710	687
	Indiana Michigan Power Co.	4.250%	8/15/48	415	338
[3]	ITC Holdings Corp.	4.950%	9/22/27	60	60
[3]	KeySpan Gas East Corp.	2.742%	8/15/26	670	625
[3]	Massachusetts Electric Co.	5.900%	11/15/39	585	589
[3]	Metropolitan Edison Co.	5.200%	4/1/28	60	60
[3]	Metropolitan Edison Co.	4.300%	1/15/29	249	240
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	38
	MidAmerican Energy Co.	4.250%	7/15/49	165	140
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	810
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Monongahela Power Co.	5.400%	12/15/43	135	129
	Nevada Power Co.	3.125%	8/1/50	305	203
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	391
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	415	417
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	840
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	594
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	363
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	527
[3]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	954
[3]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	343
	NiSource Inc.	5.250%	2/15/43	390	369
	NiSource Inc.	4.800%	2/15/44	255	228
	NiSource Inc.	5.000%	6/15/52	2,036	1,881
	Northern States Power Co.	2.250%	4/1/31	145	122
	Northern States Power Co.	6.250%	6/1/36	2,000	2,169
[1,3]	Oglethorpe Power Corp.	6.191%	1/1/31	932	931
	Oglethorpe Power Corp.	5.950%	11/1/39	170	171
	Oglethorpe Power Corp.	4.550%	6/1/44	50	41
	Oglethorpe Power Corp.	4.250%	4/1/46	537	417
	Oglethorpe Power Corp.	4.500%	4/1/47	115	96
	Oglethorpe Power Corp.	5.050%	10/1/48	65	58
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	141
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	400
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	2,025	2,107
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	69
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	223
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	591
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	277
	Pacific Gas and Electric Co.	6.150%	1/15/33	603	622
	Pacific Gas and Electric Co.	6.400%	6/15/33	495	522
	Pacific Gas and Electric Co.	6.950%	3/15/34	1,535	1,682
	Pacific Gas and Electric Co.	4.500%	7/1/40	1,429	1,219
	Pacific Gas and Electric Co.	3.950%	12/1/47	441	330
	Pacific Gas and Electric Co.	6.750%	1/15/53	401	437
	Pacific Gas and Electric Co.	6.700%	4/1/53	882	956
	PECO Energy Co.	4.600%	5/15/52	280	252
[3]	Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[1]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	86
[1]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	357
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	716
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	677
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	260	237
	Potomac Electric Power Co.	6.500%	11/15/37	750	834
	PPL Electric Utilities Corp.	5.250%	5/15/53	180	178
	Public Service Enterprise Group Inc.	5.200%	4/1/29	530	530
	Public Service Enterprise Group Inc.	5.450%	4/1/34	340	341
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	610
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	119
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	124
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	455
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	14
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	596
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,202
[1]	SCE Recovery Funding LLC	0.861%	11/15/33	239	203
	SCE Recovery Funding LLC	1.942%	5/15/40	110	81
	SCE Recovery Funding LLC	2.510%	11/15/43	100	68
	Sempra	3.250%	6/15/27	4,095	3,858
	Sempra	6.000%	10/15/39	600	612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sierra Pacific Power Co.	2.600%	5/1/26	221	210
	Southern California Edison Co.	3.700%	8/1/25	90	88
	Southern California Edison Co.	5.150%	6/1/29	1,000	1,003
	Southern California Edison Co.	5.950%	11/1/32	620	650
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,057
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,265
	Southern California Edison Co.	6.050%	3/15/39	55	57
	Southern California Edison Co.	4.650%	10/1/43	100	89
	Southern California Edison Co.	4.000%	4/1/47	195	154
	Southern California Edison Co.	4.125%	3/1/48	645	521
	Southern California Edison Co.	4.875%	3/1/49	87	78
	Southern California Edison Co.	3.650%	2/1/50	155	115
	Southern California Edison Co.	5.700%	3/1/53	210	211
	Southern California Edison Co.	5.875%	12/1/53	230	238
	Southern California Edison Co.	5.750%	4/15/54	255	258
	Southern California Gas Co.	2.600%	6/15/26	820	778
	Southern California Gas Co.	6.350%	11/15/52	250	275
	Southern Co.	4.400%	7/1/46	755	651
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	171
	Southwest Gas Corp.	2.200%	6/15/30	230	194
	Southwestern Electric Power Co.	6.200%	3/15/40	400	420
	Southwestern Public Service Co.	3.700%	8/15/47	102	73
	Tampa Electric Co.	4.900%	3/1/29	245	245
[3]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,111
[3]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	526
[3]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	498
	Tucson Electric Power Co.	5.500%	4/15/53	210	208
	Union Electric Co.	4.000%	4/1/48	423	339
	Union Electric Co.	3.900%	4/1/52	245	194
	Union Electric Co.	5.450%	3/15/53	250	248
	Virginia Electric and Power Co.	3.500%	3/15/27	435	418
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	719
					106,430
Total Corporate Bonds (Cost $812,319)					755,598
Sovereign Bonds (0.4%)
[3]	Emirate of Abu Dhabi	4.951%	7/7/52	390	372
[3]	Government of Bermuda	2.375%	8/20/30	400	335
[3]	Government of Bermuda	3.375%	8/20/50	200	134
[3]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,047	1,042
[3]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,100
[3]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,590	1,573
[3]	OMERS Finance Trust	4.000%	4/20/28	560	545
	Republic of Chile	2.550%	7/27/33	1,085	882
	Republic of Chile	3.500%	1/31/34	545	477
	Republic of Chile	3.500%	4/15/53	575	417
	State of Israel	5.375%	3/12/29	1,110	1,113
	State of Israel	5.500%	3/12/34	580	573
	State of Israel	5.750%	3/12/54	1,875	1,798
[3]	State of Qatar	4.400%	4/16/50	430	380
	United Mexican States	6.338%	5/4/53	737	728
	United Mexican States	6.400%	5/7/54	1,060	1,058
Total Sovereign Bonds (Cost $13,185)					12,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (1.5%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	129
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	580	663
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	68
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	997
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	246
	California GO	7.500%	4/1/34	155	182
	California GO	7.550%	4/1/39	375	459
	California GO	7.350%	11/1/39	1,550	1,832
	California GO	5.875%	10/1/41	885	933
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	111
	California State University College & University Revenue	2.719%	11/1/52	350	238
	California State University College & University Revenue	2.939%	11/1/52	445	307
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,679	1,896
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	776	877
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	588
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	376	371
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	177
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	382
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	65
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	435	400
[5]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	345	278
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,980	2,281
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	59
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	100
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	260	240
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	142
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	684
	Houston TX GO	6.290%	3/1/32	290	307
	Illinois GO	5.100%	6/1/33	6,135	6,090
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	799
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	345	342
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	131
[6]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,064
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	561
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	768
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,050
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	401
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	491
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	559
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	476
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	392
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	40	40
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	872
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	844
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	257
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	489
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	450	344
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	549
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	684
[5]	Oregon School Boards Association GO	5.528%	6/30/28	1,716	1,731
[6]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	740
[7]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,088
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	65
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	1,049
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	336
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,052
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	611
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	226
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	266
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	283
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	808
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	839
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	420	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	615	624
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	395
	University of California College & University Revenue	1.316%	5/15/27	385	349
	University of California College & University Revenue	1.614%	5/15/30	645	544
	University of California College & University Revenue	4.765%	5/15/44	145	145
	University of California College & University Revenue	3.931%	5/15/45	570	526
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	446
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	91
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	790
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	311
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,229
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	537
	University of Michigan College & University Revenue	2.562%	4/1/50	997	656
	University of Michigan College & University Revenue	3.504%	4/1/52	210	167
	University of Minnesota College & University Revenue	4.048%	4/1/52	840	734
Total Taxable Municipal Bonds (Cost $56,201)					51,550
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (0.0%)
[8]	Vanguard Market Liquidity Fund	5.407%		116	12

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.2%)
NatWest Markets plc (Dated 3/28/24, Repurchase Value $40,024,000, collateralized by U.S. Treasury Note/Bond 4.000%, 1/15/27, with a value of $40,800,000)	5.320%	4/1/24	40,000	40,000
Total Temporary Cash Investments (Cost $40,012)				40,012
Total Investments (99.5%) (Cost $2,812,557)				3,363,572
Other Assets and Liabilities—Net (0.5%)				17,427
Net Assets (100%)				3,380,999
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $205,745,000, representing 6.1% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2024.
G.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,075,737	124,965	—	2,200,702
U.S. Government and Agency Obligations	—	267,026	—	267,026
Asset-Backed/Commercial Mortgage-Backed Securities	—	36,157	—	36,157
Corporate Bonds	—	755,598	—	755,598
Sovereign Bonds	—	12,527	—	12,527
Taxable Municipal Bonds	—	51,550	—	51,550
Temporary Cash Investments	12	40,000	—	40,012
Total	2,075,749	1,287,823	—	3,363,572